JPMorgan SmartRetirement Blend Income Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend Income Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,356
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,065
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	777
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	595
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 471